Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Assets	£ 264	£ 200
Liabilities	0	0
Beginning balance	264	200
Income statement charge (including discontinued operations)	(389)	(96)
Other comprehensive income credit	33	1
Corporate income tax paid	427	159	£ 292
Other movements	12	0
Ending balance	347	264	200
Assets	347	264	200
Liabilities	£ 0	£ 0	£ 0